Loans, financing and debentures (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [text block]

			Current		Non-current			Total
Type	Interest rate	Average annual interest rate - %	06/30/2024	12/31/2023	06/30/2024	12/31/2023	06/30/2024	12/31/2023
In foreign currency
Bonds	Fixed	5.0%	2,823,963	841,625	44,218,728	40,122,749	47,042,691	40,964,374
Export credits (“export prepayments”)	SOFR/Fixed	6.3%	3,601,807	2,690,891	16,812,138	14,487,252	20,413,945	17,178,143
Assets financing	SOFR	6.3%	105,427	61,924	335,084	220,199	440,511	282,123
ECA - Export Credit Agency	SOFR	3.8%	7,481		690,400		697,881
IFC - International Finance Corporation	SOFR	6.2%		731	3,300,411	2,871,399	3,300,411	2,872,130
Others			5,826	7,903			5,826	7,903
			6,544,504	3,603,074	65,356,761	57,701,599	71,901,265	61,304,673
In local currency
BNDES	TJLP	8.6%	73,413	49,348	149,771	199,988	223,184	249,336
BNDES	TLP	13.5%	74,102	57,060	3,262,865	3,123,727	3,336,967	3,180,787
BNDES	Fixed	4.0%	2,009	4,020			2,009	4,020
BNDES	SELIC	14.5%	139,159	65,013	789,738	857,419	928,897	922,432
Assets financing	CDI	14.5%	18,267	17,037	66,188	71,235	84,455	88,272
NCE (“Export credit notes”)	CDI	14.5%	2,854	3,114	100,000	100,000	102,854	103,114
NCR (“Rural producer certificates”)	CDI	12.1%	295,339	101,739	1,999,053	1,998,270	2,294,392	2,100,009
Export credits (“export prepayments”)	Fixed			791,306				791,306
Debentures	CDI/IPCA	13.4%	100,575	66,536	9,649,776	8,362,207	9,750,351	8,428,743
			705,718	1,155,173	16,017,391	14,712,846	16,723,109	15,868,019
			7,250,222	4,758,247	81,374,152	72,414,445	88,624,374	77,172,692

Interest on financing			1,353,484	1,232,810			1,353,484	1,232,810
Non-current funding			5,896,738	3,525,437	81,374,152	72,414,445	87,270,890	75,939,882
			7,250,222	4,758,247	81,374,152	72,414,445	88,624,374	77,172,692

Disclosure of maturity analysis for non-derivative financial liabilities [text block]

	2025	2026	2027	2028	2029	2030 onwards	Total
In foreign currency
Bonds	(9,343)	2,851,198	3,876,556	2,767,812	9,657,629	25,074,876	44,218,728
Export credits (“export prepayments”)	2,286,853	4,986,977	4,370,592	3,465,127	1,702,589		16,812,138
Assets financing	50,906	105,273	106,932	65,753	6,220		335,084
ECA - Export Credit Agency						690,400	690,400
IFC - International Finance Corporation			216,162	1,019,132	1,482,373	582,744	3,300,411
	2,328,416	7,943,448	8,570,242	7,317,824	12,848,811	26,348,020	65,356,761
In local currency
BNDES – TJLP	48,678	86,126	7,137	3,614	3,614	602	149,771
BNDES – TLP	38,596	97,462	158,271	155,438	141,276	2,671,822	3,262,865
BNDES – SELIC	121,619	243,271	31,988	32,034	32,079	328,747	789,738
Assets financing	9,233	18,741	19,113	19,033	68		66,188
NCE (“Export credit notes”)			25,000	25,000	25,000	25,000	100,000
NCR (“Rural producer certificates”)	(92)	(92)				1,999,237	1,999,053
Debentures				748,951		8,900,825	9,649,776
	218,034	445,508	241,509	984,070	202,037	13,926,233	16,017,391
	2,546,450	8,388,956	8,811,751	8,301,894	13,050,848	40,274,253	81,374,152

Schedule of Changes In Loans, Financing and Debentures

	06/30/2024	12/31/2023
Opening balance	77,172,692	74,574,591
Fundraising, net of issuance costs	10,934,280	10,944,794
Interest accrued	2,545,932	4,797,094
Monetary and exchange rate variation, net	9,383,027	(4,185,675)
Settlement of principal	(8,921,182)	(4,296,447)
Settlement of interest	(2,529,991)	(4,728,998)
Amortization of fundraising costs	39,616	67,333
Closing balance	88,624,374	77,172,692

Disclosure Of Detailed Information About Borrowings By Currency

	06/30/2024	12/31/2023
Brazilian Reais	16,723,109	15,868,019
US Dollars	71,901,265	61,304,673
	88,624,374	77,172,692

Disclosure of Transaction Costs and Premiums of Securities Issues Explanatory

			Balance to be amortized
Type	Cost	Amortization	06/30/2024	12/31/2023
Bonds	434,970	263,645	171,325	164,825
NCE	125,222	123,051	2,171	2,696
Export credits (“export prepayments”)	219,946	150,074	69,872	52,162
Debentures	159,675	31,278	128,397	102,235
BNDES	63,588	54,522	9,066	9,854
ECA - Export Credit Agency	1,320	(3,969)	5,289
IFC - International Finance Corporation	41,943	179	41,764	38,911
Others	18,147	17,661	486	598
	1,064,811	636,441	428,370	371,281